Stock Based Compensation (Summary Of Stock Options Outstanding And Exercisable) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2011 years	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Options Outstanding	906,964	919,639	841,991	912,879
Weighted Average Remaining Contractual Life (in years), Outstanding	7.44
Weighted Average Exercise Price per Share, Outstanding	$ 15.09	$ 15.08	$ 14.69	$ 13.10
Aggregate Intrinsic Value, Outstanding	$ 57
Number of Options Exercisable	772,276
Weighted Average Remaining Contractual Life (in years), Exercisable	7.14
Weighted Average Exercise Price per Share, Exercisable	$ 15.05
Aggregate Intrinsic Value, Exercisable	57
Exercise Price - $4.07 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Lower Range Limit	$ 4.07
Number of Options Outstanding	8,783
Weighted Average Remaining Contractual Life (in years), Outstanding	3.55
Weighted Average Exercise Price per Share, Outstanding	$ 4.07
Aggregate Intrinsic Value, Outstanding	57
Number of Options Exercisable	8,783
Weighted Average Remaining Contractual Life (in years), Exercisable	3.55
Weighted Average Exercise Price per Share, Exercisable	$ 4.07
Aggregate Intrinsic Value, Exercisable	$ 57
Exercise Price - $6.19 - $8.69 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Lower Range Limit	$ 6.19
Exercise Price Range, Upper Range Limit	$ 8.69
Exercise Price - $10.86 - $12.71 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Lower Range Limit	$ 10.86
Exercise Price Range, Upper Range Limit	$ 12.71
Number of Options Outstanding	6,550
Weighted Average Remaining Contractual Life (in years), Outstanding	4.95
Weighted Average Exercise Price per Share, Outstanding	$ 11.42
Number of Options Exercisable	4,926
Weighted Average Remaining Contractual Life (in years), Exercisable	1.93
Weighted Average Exercise Price per Share, Exercisable	$ 11.61
Exercise Price - $13.33 - $17.59 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Lower Range Limit	$ 13.33
Exercise Price Range, Upper Range Limit	$ 17.59
Number of Options Outstanding	839,601
Weighted Average Remaining Contractual Life (in years), Outstanding	7.52
Weighted Average Exercise Price per Share, Outstanding	$ 14.98
Number of Options Exercisable	727,349
Weighted Average Remaining Contractual Life (in years), Exercisable	7.23
Weighted Average Exercise Price per Share, Exercisable	$ 15.03
Exercise Price $19.19 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Upper Range Limit	$ 19.19
Number of Options Outstanding	52,030
Weighted Average Remaining Contractual Life (in years), Outstanding	7.08
Weighted Average Exercise Price per Share, Outstanding	$ 19.19
Number of Options Exercisable	31,218
Weighted Average Remaining Contractual Life (in years), Exercisable	7.08
Weighted Average Exercise Price per Share, Exercisable	$ 19.19